Acquisitions - Acquisition Date Fair Value of Consideration Transferred (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Oct. 11, 2012
Business Combinations [Abstract]
Common Stock (7,914 shares)	$ 138,496
Promissory note paid in full from IPO proceeds	63,590
Closing adjustment payable	18,550
Total	$ 220,636